SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
SIGNIFICANT ACCOUNTING POLICIES
Schedule Of Assets Estimated Useful Lives
Machinery and office equipment	5-10 years
Vehicle	10 years
Building	30 years
Right-of-use assets	Lesser of useful life and remaining term of the lease

Schedule Of Intangible Assets Estimated Useful Lives
Patents and developed technology	9 years
Customer relationships	5-10 years
Trademarks and brands	8-10 years
Licenses	5-10 years
Non-compete agreements	3 years